INCOME TAXES - Reconciliation Of Accounting Profit Multiplied By Applicable Tax Rates (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Income Taxes [Abstract]
Earnings (loss) before income taxes	$ 310.3	$ (176.7)
Canadian statutory tax rate (%)	26.50%	26.50%
Expected income tax expense (recovery)	$ 82.2	$ (46.8)
Impact of higher foreign tax rates	42.2	20.0
Impact of change in enacted tax rates	6.3	(5.0)
Permanent differences	(63.2)	38.8
Change in recognition of deferred tax assets	(20.6)	26.4
Foreign exchange and other translation amounts	(11.0)	32.2
True-up of tax provisions in respect of prior years	4.5	27.5
Withholding taxes	6.7	8.7
Mining taxes on profit	29.1	14.3
Planned distribution of foreign earnings of the company	9.0	0.9
Other	(0.5)	4.0
Net income tax expense	84.7	121.0
Income tax expense (recovery) is represented by:
Current income tax expense	95.0	138.8
Deferred income tax recovery	(10.3)	(17.8)
Net income tax expense	$ 84.7	$ 121.0